Principal Accounting Policies - Property and Equipment, Net (Details)	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	us-gaap:UsefulLifeShorterOfTermOfLeaseOrAssetUtilityMember
Electronic equipment | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property equipment, useful life	5 years
Electronic equipment | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property equipment, useful life	3 years
Furniture, computers and office equipment
Property, Plant and Equipment [Line Items]
Property equipment, useful life	3 years
Network equipment
Property, Plant and Equipment [Line Items]
Property equipment, useful life	3 years
Self-developed Software | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property equipment, useful life	5 years
Self-developed Software | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property equipment, useful life	3 years